Provisions for employees' benefits - Maturity of benefit obligation (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 COP ($)
2026
Disclosure of defined benefit plans
payment of post-employment obligations	$ 2,234
2026 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,428
2026 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	806
2027
Disclosure of defined benefit plans
payment of post-employment obligations	2,305
2027 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,471
2027 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	834
2028
Disclosure of defined benefit plans
payment of post-employment obligations	2,362
2028 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,493
2028 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	869
2029
Disclosure of defined benefit plans
payment of post-employment obligations	2,329
2029 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,436
2029 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	893
2030 and beyond
Disclosure of defined benefit plans
payment of post-employment obligations	2,382
2030 and beyond | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,459
2030 and beyond | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	$ 923